INTANGIBLE ASSETS, NET (Future Estimated Amortization Expenses) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 1,712
2020	1,071
2021	1,037
2022	1,037
2023 and thereafter	4,610
Total	$ 9,467